8. Deposits	12 Months Ended
Dec. 31, 2018
Maturities of Time Deposits [Abstract]
Note 8. Deposits

The following is a maturity distribution of time deposits at December 31, 2018:

2019	$86,679,711
2020	16,061,613
2021	10,685,904
2022	8,780,290
2023	7,971,265
Total time certificates of deposit	$130,178,783

Total deposits in excess of the FDIC insurance level amounted to $159,075,993 as of December 31, 2018.